Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
July 31, 2022
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 0.7%
California — 0.3%
$ 4,500,000 University of California University &
College Improvements Revenue
Bonds, Series BG,
1.61%, 05/15/30 ........... $ 3,839,984
New Jersey — 0.1%
1,750,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.48%, 01/01/28 ........... 1,563,591
Pennsylvania — 0.3%
5,000,000 Pennsylvania State University
Refunding Revenue Bonds, Series
D,
1.65%, 09/01/25 ........... 4,776,838
Total Municipal Bonds
(Cost $11,250,000)
10,180,413
CORPORATE BONDS — 29.2%
Banks — 6.3%
1,500,000 ANZ New Zealand Int'l Ltd.,
1.25%, 06/22/26(a) ......... 1,361,370
4,000,000 Banco Santander SA,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.450%),
0.70%, 06/30/24(b) ......... 3,864,729
5,470,000 Bank of America Corp.,
(SOFR RATE + 0.960%),
1.73%, 07/22/27(b) ......... 4,962,866
5,000,000 Bank of America Corp. MTN,
(SOFR RATE + 1.330%),
3.38%, 04/02/26(b) ......... 4,883,586
5,020,000 Bank of Montreal MTN,
2.15%, 03/08/24 ........... 4,934,383
3,675,000 Bank of New York Mellon Corp. (The)
MTN,
1.60%, 04/24/25 ........... 3,490,657
2,695,000 Bank of New York Mellon Corp. (The)
MTN,
(SOFR RATE + 1.418%),
4.29%, 06/13/33(b) ......... 2,748,585
6,140,000 Barclays Plc,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
1.200%),
2.67%, 03/10/32(b) ......... 5,040,948
Principal
Amount Value
Banks (continued)
$ 5,000,000 BNP Paribas SA,
(SOFR RATE + 1.004%),
1.32%, 01/13/27(a)(b) ....... $ 4,471,923
5,000,000 BPCE SA,
1.00%, 01/20/26(a) ......... 4,488,566
5,560,000 Canadian Imperial Bank of
Commerce,
3.10%, 04/02/24 ........... 5,508,099
6,295,000 Citigroup, Inc.,
(3 mo. LIBOR USD + 1.390%),
3.67%, 07/24/28(b) ......... 6,096,888
4,000,000 Credit Suisse AG,
1.25%, 08/07/26 ........... 3,565,459
2,000,000 Danske Bank A/S,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.550%),
0.98%, 09/10/25(a)(b) ....... 1,852,772
4,570,000 HSBC Holdings Plc,
(SOFR RATE + 1.285%),
2.21%, 08/17/29(b) ......... 3,903,636
7,136,000 JPMorgan Chase & Co.,
(SOFR RATE + 1.015%),
2.07%, 06/01/29(b) ......... 6,304,140
3,369,000 JPMorgan Chase & Co.,
(3 mo. LIBOR USD + 1.260%),
4.20%, 07/23/29(b) ......... 3,325,960
4,000,000 Macquarie Group Ltd.,
(SOFR RATE + 0.694%),
1.20%, 10/14/25(a)(b) ....... 3,729,208
5,000,000 Mitsubishi UFJ Financial Group, Inc.,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.750%),
1.54%, 07/20/27(b) ......... 4,471,973
5,000,000 Mizuho Financial Group, Inc.,
(3 mo. LIBOR USD + 1.000%),
3.92%, 09/11/24(b) ......... 4,988,506
2,875,000 Morgan Stanley,
(SOFR RATE + 0.879%),
1.59%, 05/04/27(b) ......... 2,618,378
2,555,000 Morgan Stanley GMTN,
(SOFR RATE + 0.858%),
1.51%, 07/20/27(b) ......... 2,307,248
6,000,000 Truist Bank, Series BKNT,
1.25%, 03/09/23 ........... 5,930,314
94,850,194

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Communication Services — 2.2%
$ 9,735,000 Amazon.com, Inc.,
3.60%, 04/13/32 ........... $ 9,866,260
5,720,000 Comcast Corp.,
4.15%, 10/15/28 ........... 5,863,209
3,093,000 Discovery Communications LLC,
3.80%, 03/13/24 ........... 3,081,278
6,000,000 Magallanes, Inc.,
3.76%, 03/15/27(a) ......... 5,768,166
5,000,000 Morgan Stanley Domestic Holdings,
Inc.,
4.50%, 06/20/28 ........... 5,110,392
3,176,000 Omnicom Group, Inc.,
2.45%, 04/30/30 ........... 2,764,957
32,454,262
Consumer Discretionary — 4.2%
5,500,000 American Honda Finance Corp.
MTN,
0.88%, 07/07/23 ........... 5,379,444
2,500,000 Brown University in Providence in
the State of Rhode Island and
Providence Plant, Series A,
1.91%, 09/01/30 ........... 2,220,582
2,630,000 DR Horton, Inc.,
1.40%, 10/15/27 ........... 2,257,454
5,465,000 Equifax, Inc.,
2.60%, 12/01/24 ........... 5,302,631
2,300,000 General Motors Financial Co., Inc.,
1.70%, 08/18/23 ........... 2,245,950
2,616,000 General Motors Financial Co., Inc.,
4.35%, 04/09/25 ........... 2,621,122
5,210,000 Hasbro, Inc.,
3.50%, 09/15/27 ........... 5,021,572
5,000,000 Lowe's Cos, Inc.,
3.10%, 05/03/27 ........... 4,891,298
4,206,000 McDonald's Corp. MTN,
3.50%, 07/01/27 ........... 4,205,372
5,105,000 Moody's Corp.,
3.75%, 03/24/25 ........... 5,132,180
5,500,000 Ross Stores, Inc.,
0.88%, 04/15/26 ........... 4,986,787
3,535,000 Southwest Airlines Co.,
5.25%, 05/04/25 ........... 3,641,641
3,693,000 Southwest Airlines Co.,
5.13%, 06/15/27 ........... 3,824,480
4,995,000 Toyota Motor Credit Corp. MTN,
1.45%, 01/13/25 ........... 4,781,391
4,985,000 Verisk Analytics, Inc.,
4.00%, 06/15/25 ........... 5,007,449
Principal
Amount Value
Consumer Discretionary (continued)
$ 1,830,000 Walmart, Inc.,
1.80%, 09/22/31 ........... $ 1,626,387
63,145,740
Consumer Staples — 1.0%
5,000,000 Bunge Ltd. Finance Corp.,
1.63%, 08/17/25 ........... 4,677,799
5,000,000 Diageo Capital Plc,
2.63%, 04/29/23 ........... 4,982,325
4,950,000 General Mills, Inc.,
4.00%, 04/17/25 ........... 5,011,781
14,671,905
Diversified Financials — 2.9%
2,290,000 Ally Financial, Inc.,
2.20%, 11/02/28 ........... 1,953,104
1,839,000 American Express Co.,
3.13%, 05/20/26 ........... 1,808,763
2,000,000 American Tower Corp. REIT,
2.40%, 03/15/25 ........... 1,916,910
5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 4,458,149
3,000,000 Aon Corp./Aon Global Holdings Plc,
2.85%, 05/28/27 ........... 2,870,615
5,000,000 Athene Global Funding,
1.73%, 10/02/26(a) ......... 4,452,957
5,000,000 Capital One Financial Corp.,
(SOFR RATE + 0.690%),
1.34%, 12/06/24(b) ......... 4,801,038
3,000,000 Capital One Financial Corp.,
(SOFR RATE + 1.337%),
2.36%, 07/29/32(b) ......... 2,362,793
2,490,000 Charles Schwab Corp. (The),
2.45%, 03/03/27 ........... 2,384,919
2,570,000 Charles Schwab Corp. (The),
2.00%, 03/20/28 ........... 2,370,035
1,800,000 Mastercard, Inc.,
3.50%, 02/26/28 ........... 1,813,839
5,000,000 New York Life Global Funding,
1.10%, 05/05/23(a) ......... 4,917,006
6,070,000 Public Storage REIT,
1.85%, 05/01/28 ........... 5,445,516
2,525,000 Visa, Inc.,
1.90%, 04/15/27 ........... 2,405,460
43,961,104
Energy — 2.5%
6,235,000 BP Capital Markets America, Inc.,
3.94%, 09/21/28 ........... 6,311,083

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Energy (continued)
$ 6,253,000 Chevron USA, Inc.,
0.69%, 08/12/25 ........... $ 5,809,713
1,500,000 Enbridge, Inc.,
1.60%, 10/04/26 ........... 1,369,368
5,567,000 Energy Transfer LP,
4.95%, 06/15/28 ........... 5,613,951
8,525,000 Pioneer Natural Resources Co.,
1.13%, 01/15/26 ........... 7,747,253
5,370,000 Sabine Pass Liquefaction LLC,
5.88%, 06/30/26 ........... 5,603,202
3,555,000 Valero Energy Corp.,
1.20%, 03/15/24 ........... 3,399,219
1,560,000 Williams Cos., Inc. (The),
4.50%, 11/15/23 ........... 1,572,376
37,426,165
Health Care — 3.0%
4,000,000 AbbVie, Inc.,
2.60%, 11/21/24 ........... 3,916,679
3,000,000 Bristol-Myers Squibb Co.,
2.90%, 07/26/24 ........... 2,992,420
2,714,000 Cigna Corp.,
3.75%, 07/15/23 ........... 2,719,074
5,000,000 Elevance Health, Inc.,
3.65%, 12/01/27 ........... 5,017,821
5,000,000 GSK Consumer Healthcare Capital
US LLC,
3.38%, 03/24/27(a) ......... 4,911,924
5,000,000 HCA, Inc.,
5.00%, 03/15/24 ........... 5,068,024
5,000,000 Kaiser Foundation Hospitals,
3.15%, 05/01/27 ........... 4,957,279
6,320,000 Merck & Co., Inc.,
1.45%, 06/24/30 ........... 5,444,187
5,000,000 Stryker Corp.,
1.15%, 06/15/25 ........... 4,685,723
2,550,000 Thermo Fisher Scientific, Inc.,
1.22%, 10/18/24 ........... 2,435,131
2,620,000 UnitedHealth Group, Inc.,
3.70%, 05/15/27 ........... 2,675,645
44,823,907
Industrials — 1.3%
2,245,000 Caterpillar Financial Services Corp.
MTN,
3.40%, 05/13/25 ........... 2,255,294
4,175,000 General Dynamics Corp.,
3.63%, 04/01/30 ........... 4,173,685
5,000,000 John Deere Capital Corp.,
3.40%, 06/06/25 ........... 5,030,200
Principal
Amount Value
Industrials (continued)
$ 3,500,000 Magna International, Inc.,
3.63%, 06/15/24 ........... $ 3,490,436
2,522,000 Precision Castparts Corp.,
3.25%, 06/15/25 ........... 2,532,233
2,591,000 Union Pacific Corp.,
3.95%, 09/10/28 ........... 2,649,323
20,131,171
Information Technology — 1.4%
4,165,000 Adobe, Inc.,
3.25%, 02/01/25 ........... 4,180,863
3,000,000 Broadcom, Inc.,
3.15%, 11/15/25 ........... 2,936,595
4,871,000 Hewlett Packard Enterprise Co.,
4.90%, 10/15/25 ........... 5,006,338
7,545,000 PayPal Holdings, Inc.,
2.85%, 10/01/29 ........... 7,089,992
1,564,000 Roper Technologies, Inc.,
2.95%, 09/15/29 ........... 1,429,239
20,643,027
Materials — 1.9%
5,200,000 Air Products and Chemicals, Inc.,
1.50%, 10/15/25 ........... 4,939,931
4,730,000 DuPont de Nemours, Inc.,
4.49%, 11/15/25 ........... 4,845,690
10,000,000 Georgia-Pacific LLC,
1.75%, 09/30/25(a) ......... 9,417,838
5,250,000 Nucor Corp.,
2.00%, 06/01/25 ........... 5,041,663
3,996,000 Sherwin-Williams Co. (The),
3.45%, 08/01/25 ........... 3,974,485
28,219,607
Telecommunication Services — 0.6%
6,000,000 T-Mobile USA, Inc.,
3.88%, 04/15/30 ........... 5,775,498
2,935,000 Verizon Communications, Inc.,
1.75%, 01/20/31 ........... 2,459,315
8,234,813
Utilities — 1.9%
2,000,000 Dominion Energy, Inc., Series B,
3.60%, 03/15/27 ........... 1,975,470
5,000,000 Eversource Energy, Series N,
3.80%, 12/01/23 ........... 5,012,127
4,180,000 Florida Power & Light Co.,
2.75%, 06/01/23 ........... 4,160,850
5,000,000 Public Service Co. of Colorado, Series
35,
1.90%, 01/15/31 ........... 4,373,046

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
Utilities (continued)
$ 4,114,628 SCE Recovery Funding LLC, Series
A-1,
0.86%, 11/15/31 ........... $ 3,649,902
5,000,000 Southern Co. Gas Capital Corp.,
2.45%, 10/01/23 ........... 4,929,361
5,000,000 Xcel Energy, Inc.,
3.30%, 06/01/25 ........... 4,960,357
29,061,113
Total Corporate Bonds
(Cost $465,800,529)
437,623,008
ASSET-BACKED SECURITIES — 7.3%
CAYMAN ISLANDS — 3.7%
Collateralized Loan Obligations — 3.7%
3,500,000 AGL CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. LIBOR USD + 1.500%),
4.01%, 04/15/34(a)(c) ....... 3,276,339
5,000,000 Aimco CLO 14 Ltd., Series 2021-14A,
Class A,
(3 mo. LIBOR USD + 0.990%),
3.70%, 04/20/34(a)(c) ....... 4,791,350
4,500,000 Benefit Street Partners CLO XVIII
Ltd., Series 2019-18A, Class BR,
(3 mo. LIBOR USD + 1.700%),
4.21%, 10/15/34(a)(c) ....... 4,221,054
4,500,000 CIFC Funding Ltd., Series 2019-5A,
Class A2RS,
(3 mo. LIBOR USD + 1.750%),
4.26%, 01/15/35(a)(c) ....... 4,205,734
1,500,000 Flatiron CLO 17 Ltd., Series 2017-1A,
Class BR,
(3 mo. LIBOR USD + 1.450%),
2.86%, 05/15/30(a)(c) ....... 1,439,458
2,000,000 Flatiron CLO 19 Ltd., Series 2019-1A,
Class BR,
(3 mo. LIBOR USD + 1.550%),
2.96%, 11/16/34(a)(c) ....... 1,885,109
3,500,000 Golub Capital Partners CLO Ltd.,
Series 2020-50A, Class BR,
(3 mo. Term SOFR + 1.950%),
4.43%, 04/20/35(a)(c) ....... 3,296,874
4,700,000 Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A2,
(3 mo. LIBOR USD + 1.750%),
4.26%, 04/15/34(a)(c) ....... 4,443,596
5,000,000 Gulf Stream Meridian 7 Ltd., Series
2022-7A, Class A2,
(3 mo. Term SOFR + 2.000%),
4.33%, 07/15/35(a)(c) ....... 4,737,056
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 1,500,000 LCM XXIV Ltd., Series 24A,
Class BR,
(3 mo. LIBOR USD + 1.400%),
4.11%, 03/20/30(a)(c) ....... $ 1,433,965
1,750,000 OCP CLO Ltd., Series 2019-17A,
Class BR,
(3 mo. LIBOR USD + 1.600%),
4.31%, 07/20/32(a)(c) ....... 1,655,450
4,500,000 Octagon 55 Ltd., Series 2021-1A,
Class B,
(3 mo. LIBOR USD + 1.650%),
4.36%, 07/20/34(a)(c) ....... 4,203,689
4,500,000 Palmer Square CLO Ltd., Series 2022-
1A, Class B,
(3 mo. Term SOFR + 1.800%),
2.27%, 04/20/35(a)(c) ....... 4,191,919
4,000,000 Palmer Square Loan Funding Ltd.,
Series 2021-3A, Class A2,
(3 mo. LIBOR USD + 1.400%),
4.11%, 07/20/29(a)(c) ....... 3,834,206
5,000,000 Rad CLO 1 Ltd., Series 2018-1A,
Class BR,
(3 mo. LIBOR USD + 1.400%),
3.91%, 07/15/31(a)(c) ....... 4,759,801
3,000,000 Regatta XXI Funding Ltd., Series
2021-3A, Class B,
(3 mo. LIBOR USD + 1.700%),
4.41%, 10/20/34(a)(c) ....... 2,807,909
55,183,509
UNITED STATES — 3.6%
Collateralized Loan Obligations — 0.4%
5,750,000 GoldenTree Loan Management US
CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. LIBOR USD + 1.600%),
4.31%, 07/20/34(a)(c) ....... 5,409,827
Other Asset-Backed Securities — 3.2%
2,100,000 BMW Vehicle Lease Trust, Series
2021-1, Class A4,
0.37%, 07/25/24 ........... 2,044,918
2,750,000 Capital One Prime Auto Receivables
Trust, Series 2021-1, Class A3,
0.77%, 09/15/26 ........... 2,619,196
1,500,000 CarMax Auto Owner Trust, Series
2021-1, Class B,
0.74%, 10/15/26 ........... 1,400,643

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 350,000 CarMax Auto Owner Trust, Series
2021-2, Class A3,
0.52%, 02/17/26 ........... $ 339,745
1,000,000 CarMax Auto Owner Trust, Series
2022-2, Class A3,
3.49%, 02/16/27 ........... 996,609
1,500,000 CNH Equipment Trust, Series 2021-
C, Class A4,
1.16%, 10/16/28 ........... 1,379,203
2,000,000 Credit Acceptance Auto Loan Trust,
Series 2021-2A, Class A,
0.96%, 02/15/30(a) ......... 1,916,448
1,369,558 Enterprise Fleet Financing LLC, Series
2020-2, Class A2,
0.61%, 07/20/26(a) ......... 1,335,539
1,731,813 Enterprise Fleet Financing LLC, Series
2021-3, Class A2,
0.77%, 08/20/27(a) ......... 1,665,093
4,000,000 Ford Credit Auto Owner Trust, Series
2020-2, Class A,
1.06%, 04/15/33(a) ......... 3,682,986
1,000,000 HPEFS Equipment Trust, Series 2021-
2A, Class B,
0.61%, 09/20/28(a) ......... 958,490
1,250,000 Hyundai Auto Lease Securitization
Trust, Series 2020-B, Class B,
0.81%, 10/15/24(a) ......... 1,226,492
1,755,972 Navient Private Education Refi Loan
Trust, Series 2021-BA, Class A,
0.94%, 07/15/69(a) ......... 1,601,780
2,778,074 Navient Private Education Refi Loan
Trust, Series 2021-CA, Class A,
1.06%, 10/15/69(a) ......... 2,545,261
5,000,000 PFS Financing Corp., Series 2020-A,
Class A,
1.27%, 06/15/25(a) ......... 4,870,944
2,000,000 PFS Financing Corp., Series 2021-A,
Class A,
0.71%, 04/15/26(a) ......... 1,884,688
460,571 Santander Drive Auto Receivables
Trust, Series 2020-4, Class B,
0.73%, 03/17/25 ........... 459,903
913,797 Sofi Professional Loan Program Trust,
Series 2018-B, Class A2FX,
3.34%, 08/25/47(a) ......... 899,417
713,437 Sofi Professional Loan Program Trust,
Series 2021-A, Class AFX,
1.03%, 08/17/43(a) ......... 652,238
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,800,000 Synchrony Card Funding LLC, Series
2022-A1, Class A,
3.37%, 04/15/28 ........... $ 1,796,694
2,000,000 Tesla Auto Lease Trust, Series 2021-B,
Class A3,
0.60%, 09/22/25(a) ......... 1,902,043
1,541,566 Toyota Auto Receivables Owner Trust,
Series 2020-C, Class A3,
0.44%, 10/15/24 ........... 1,518,398
5,500,000 Verizon Owner Trust, Series 2020-B,
Class A,
0.47%, 02/20/25 ........... 5,415,919
2,500,000 Verizon Owner Trust, Series 2020-C,
Class B,
0.67%, 04/21/25 ........... 2,394,792
187,657 World Omni Auto Receivables Trust,
Series 2019-A, Class A3,
3.04%, 05/15/24 ........... 187,651
3,050,653 World Omni Auto Receivables Trust,
Series 2020-C, Class A3,
0.48%, 11/17/25 ........... 2,986,749
48,681,839
54,091,666
Total Asset-Backed Securities
(Cost $114,971,030)
109,275,175
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
551,047 JP Morgan Tax-Exempt Pass-Through
Trust, Series 2012-AMT1,
Class A,
3.00%, 01/27/38(a) ......... 497,393
Total Non-Agency Mortgage-Backed Securities
(Cost $558,594)
497,393
U.S. GOVERNMENT SECURITIES — 61.2%
U.S. Treasury Bonds — 2.4%
37,651,000 2.88%, 05/15/52 ............... 36,892,097
U.S. Treasury Inflation Indexed Bonds — 2.8%
41,301,849 0.63%, 01/15/24(d) ............ 41,862,220
U.S. Treasury Notes — 56.0%
3,437,000 0.13%, 09/30/22 ............... 3,425,245
5,908,000 0.13%, 06/30/23 ............... 5,756,838
49,428,000 2.25%, 01/31/24 ............... 48,906,689
100,000,000 0.25%, 06/15/24 ............... 95,160,156
74,871,000 2.38%, 08/15/24 ............... 74,078,420
24,486,000 2.00%, 02/15/25 ............... 23,972,368

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
U.S. Treasury Notes (continued)
$ 85,139,000 2.00%, 08/15/25 ............... $ 83,057,086
56,783,000 2.25%, 11/15/25 ............... 55,775,989
59,079,000 1.63%, 02/15/26 ............... 56,750,457
9,395,000 0.75%, 03/31/26 ............... 8,729,276
29,558,000 2.00%, 11/15/26 ............... 28,652,786
30,000,000 1.50%, 01/31/27 ............... 28,450,781
35,253,000 0.50%, 04/30/27 ............... 31,774,520
26,258,000 2.38%, 05/15/27 ............... 25,831,308
90,879,000 1.00%, 07/31/28 ............... 82,206,445
3,249,000 2.63%, 02/15/29 ............... 3,233,897
37,468,000 2.38%, 03/31/29 ............... 36,695,223
25,961,000 2.88%, 04/30/29 ............... 26,238,864
35,999,000 1.50%, 02/15/30 ............... 33,213,296
95,981,000 1.38%, 11/15/31 ............... 86,067,962
837,977,606
Total U.S. Government Securities
(Cost $946,134,989)
916,731,923
Shares
INVESTMENT COMPANY — 1.0%
14,760,277 SEI Daily Income Trust Government
II Fund - Class A, 1.37%(e) ... 14,760,277
Total Investment Company
(Cost $14,760,277)
14,760,277
TOTAL INVESTMENTS — 99.5%
(Cost $1,553,475,419)
$ 1,489,068,189
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.5%
8,096,626
NET ASSETS — 100.0%
$ 1,497,164,815
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(b) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2022.
(c) Floating rate security. Rate shown is the rate in effect as of July 31,
2022.
(d) Inflation protected security.
(e) The rate shown represents the current yield as of July 31, 2022.
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 7.3%
Corporate Bonds ............................. 29.2
Municipal Bonds ............................. 0.7
Non-Agency Mortgage-Backed Securities ............ 0.1
U.S. Government Securities ..................... 61.2
Other
*
...................................... 1.5
100.0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.